NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

12. NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 were calculated as follows:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(42,397,279)	(73,177,935)	(79,971,847)
Accretion of convertible redeemable preferred shares to redemption value	(248,113)	(28,553)	—
Net loss attributable to ordinary shareholders	(42,645,392)	(73,206,488)	(79,971,847)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	15,950,698	50,032,009	54,135,084
Net Loss per share—basic and diluted	(2.67)	(1.46)	(1.48)

The effects of all outstanding convertible redeemable preferred shares and share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2020, 2021 and 2022 as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended December 31,
	2020	2021	2022
Convertible redeemable preferred shares	27,249,824	—	—
Share options and share grant	1,795,932	1,739,882	530,298